Supplemental information on oil and gas producing activities - Reserve information (Details) - gal		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reserve Quantities Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Opening balance		1,894	1,727	1,659
Proved reserves, Revisions of previous estimates	[1]	(72)	84	121
Proved reserves, Improved recovery		113	94	129
Proved reserves, Purchases		30	164	0
Proved reserves, Extensions and discoveries		42	67	57
Proved reserves, Sales		(1)	0	0
Proved reserves, Production		(236)	(242)	(239)
Closing balance		1,770	1,894	1,727
Proved developed reserves: Opening balance		1,365	1,389	1,372
Proved developed reserves: Closing balance		1,297	1,365	1,389
Proved undeveloped reserves: Opening balance		529	338	287
Proved undeveloped reserves: Closing balance		473	529	338
Gas [Member]
Reserve Quantities Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Opening balance		2,906	3,002	3,254
Proved reserves, Revisions of previous estimates	[1]	51	51	(4)
Proved reserves, Improved recovery		74	3	4
Proved reserves, Purchases		171	126	0
Proved reserves, Extensions and discoveries		8	2	18
Proved reserves, Sales		(0.3)	0	0
Proved reserves, Production		(289)	(278)	(270)
Closing balance		2,921	2,906	3,002
Proved developed reserves: Opening balance		2,662	2,882	3,158
Proved developed reserves: Closing balance		2,636	2,662	2,882
Proved undeveloped reserves: Opening balance		244	119	96
Proved undeveloped reserves: Closing balance		285	244	119
Oil [Member]
Reserve Quantities Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Opening balance		1,384	1,200	1,088
Proved reserves, Revisions of previous estimates	[1]	(81)	75	121
Proved reserves, Improved recovery		100	94	128
Proved reserves, Purchases		0	142	0
Proved reserves, Extensions and discoveries		41	66	54
Proved reserves, Sales		(0.9)	0	0
Proved reserves, Production		(186)	(193)	(191)
Closing balance		1,257	1,384	1,200
Proved developed reserves: Opening balance		898	883	818
Proved developed reserves: Closing balance		834	898	883
Proved undeveloped reserves: Opening balance		486	317	270
Proved undeveloped reserves: Closing balance		423	486	317

[1]	Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in a proved area), usually obtained from development drilling and production history or result from changes in economic factors.